Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Dec. 30, 2023
Registrant Name	dei_EntityRegistrantName	Federated Hermes Adviser Series
CIK	dei_EntityCentralIndexKey	0001707560
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 27, 2024
Document Effective Date	dei_DocumentEffectiveDate	Feb. 28, 2024
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A